SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Noncontrolling Interest [Abstract]
Balance	¥ 149,991		¥ 154,977
Issuance of redeemable non-controlling interests			211,047	147,090
Accretion to redemption value of redeemable non-controlling interests	4,986		14,833	2,901
Accretion to redemption value of redeemable non-controlling interests			(44,800)
Balance	¥ 154,977	$ 48,056	¥ 336,057	¥ 149,991